Investments and Recurring Fair Value Measurements - Schedule of fair value measured on recurring basis (Details) - CIK 001836707 SBEA Merger Sub LLC - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total assets	$ 345,072,450	$ 0
Quoted Prices in Active Markets (Level 1) [Member] | U.S. Treasury Bills [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total assets	345,072,450
Private Placement Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total liabilities	8,813,190
Public Warrants [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total liabilities	$ 16,102,300